Artisan International Small-Mid Fund Shareholder Fees - Artisan International Small-Mid Fund	Sep. 30, 2025
Investor
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Advisor
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Institutional
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%